UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     John Kornreich

Address:  767 Fifth Avenue, 45th Floor
          New York, New York 10153


13F File Number: 28-02461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John Kornreich
Title:  N/A
Phone:  212-754-8100


Signature, Place and Date of Signing:


  /s/ John Kornreich             New York, New York          November 12, 2003
  ----------------------      -----------------------     ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

           Form 13F File Number             Name


             28- 06285              Sandler Capital Management
         -----------------------    --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         None

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:   $15,988
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                    FORM 13F INFORMATION TABLE
                                                          JOHN KORNREICH
                                                        September 30, 2003

                                                        VALUE   SHARES/  SH/   PUT/ INVSTMT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP   x($1000) PRN AMT  PRN   CALL DISCRETN MGRS   SOLE  SHARED  NONE
--------------                --------------   -----   -------  -------  ---   ---- -------- -----  ----  ------  ----
ALVARION LTD                  SHS             M0861T100   141    22000   SH          SOLE      1      22000   0      0
AMC ENTMT INC                 COM             001669100   536    40000   SH          SOLE      1      40000   0      0
AOL TIME WARNER INC           COM             00184A105  1098    72700   SH          SOLE      1      72700   0      0
BELO CORP                     COM SER A       080555105  1043    43000   SH          SOLE      1      43000   0      0
CABLEVISION SYS CORP          CL A NY CABLVS  12686C109  1715    94773   SH          SOLE      1      94773   0      0
COMCAST CORP NEW              CL A            20030N101   256     8310   SH          SOLE      1       8310   0      0
COMCAST CORP                  CL A SPL        20030N200  2608    88000   SH          SOLE      1      88000   0      0
COX COMMUNICATIONS INC NEW    CL A            224044107  1107    35000   SH          SOLE      1      35000   0      0
FOX ENTMT GROUP INC           CL A            35138T107   630    22500   SH          SOLE      1      22500   0      0
GRAY TELEVISION INC           COM             389375106   584    50000   SH          SOLE      1      50000   0      0
LIBERTY MEDIA CORP NEW        COM SER A       530718105   706    70792   SH          SOLE      1      70792   0      0
MEDIACOM COMMUNICATIONS CORP  CL A            58446K105   168    25000   SH          SOLE      1      25000   0      0
NEWS CORP LTD                 SP ADR PFD      652487802  1433    52500   SH          SOLE      1      52500   0      0
REGAL ENTMT GROUP             CL A            758766109   744    40000   SH          SOLE      1      40000   0      0
TRIBUNE CO NEW                COM             896047107   574    12500   SH          SOLE      1      12500   0      0
UNITEDGLOBALCOM               CL A            913247508   275    45000   SH          SOLE      1      45000   0      0
UNIVISION COMMUNICATIONS INC  CL A            914906102   639    20000   SH          SOLE      1      20000   0      0
VIACOM INC                    CL B            925524308   810    21150   SH          SOLE      1      21150   0      0
VODAFONE GROUP PLC            SPONSORED ADR   92857W100   921    45500   SH          SOLE      1      45500   0      0

                                                        15988





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